Lisa Proch Talcott Resolution Law Group 1 Griffin Road North Windsor, CT 06095-1512 Tel. 1-860-791-0286 lisa.proch@talcottresolution.com

April 16, 2020

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549
Attn: Division of Investment Management

RE:	Talcott Resolution Life Insurance Company
File No. 333-227926 CRC Generations
Post-Effective Amendment No. 3

Ladies and Gentlemen:
Pursuant to the Securities Act of 1933, we are electronically filing via EDGAR an amendment to the Registration Statement on Form S-1 for the above-referenced CRC Generations contract.
We respectfully request that the Commission staff afford this amendment selective review in accordance with the Securities Act Release No. 6510 (February 15, 1984).  We represent that the materiality of the changes from the currently-effective registration statement is consistent with the materiality of changes that would otherwise qualify for filing under paragraph (b) of Rule 485 under the Securities Act of 1933 if Form S-1 registration statements were eligible for filing under Rule 485.
The disclosure related to neither the CRC Generations nor Talcott Resolution Life Insurance Company has materially changed. With respect to the disclosure about Talcott Resolution Life Insurance Company required by Regulation S-K, which is generally included in Appendix C of the prospectus, such disclosure has been previously included in our reports filed with the Commission and incorporated by reference into the Registration Statement. However, as a result of our transition to Form S-1 from Form S-3 on July 15, 2019 (which was done to facilitate our reliance on Rule 12h-7 under the Securities Exchange Act of 1934, exempting us from periodic and current reporting thereunder), the updated disclosure related to Talcott Resolution Life Insurance Company is included directly in the Registration Statement as opposed to being incorporated by reference. This updated disclosure does not differ materially from the disclosure that was previously included in our reports filed with the Commission.
If you have any questions, please contact me at 860-791-0286.
Very truly yours,
/s/ Lisa Proch
Lisa Proch
General Counsel
Enclosure